Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Cash Flow from Operating Activities:
Net income	$ 446,163	$ 422,122	$ 412,439
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	174,795	162,772	140,776
Equity-based compensation expense	44,560	44,578	40,340
Deferred income taxes	(26,887)	(6,510)	12,485
Excess tax benefit from equity-based compensation	(5,949)	(3,925)	(366)
Loss from short-term interest-bearing investments	476	1,023	2,269
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net	39,829	5,540	29,999
Prepaid expenses and other current assets	22,690	(1,769)	(86)
Other noncurrent assets	7,406	7,434	29,384
Accounts payable, accrued expenses and accrued personnel	63,894	73,949	(4,104)
Deferred revenue	2,434	(1,967)	(15,078)
Income taxes payable, net	23,474	1,106	(5,268)
Other noncurrent liabilities	(20,263)	4,905	27,757
Net cash provided by operating activities	772,622	709,258	670,547
Cash Flow from Investing Activities:
Payments for purchase of equipment and leasehold improvements, net	(120,503)	(111,569)	(106,724)
Proceeds from sale of short-term interest-bearing investments	252,818	379,484	311,677
Purchase of short-term interest-bearing investments	(250,184)	(389,800)	(386,876)
Net cash paid for acquisitions	(263,193)	(180,540)	(112,405)
Other	1,408	3,872	(2,801)
Net cash used in investing activities	(379,654)	(298,553)	(297,129)
Cash Flow from Financing Activities:
Borrowings under financing arrangements	220,000	210,000	200,000
Payments under financing arrangements	(210,000)	(200,000)	(200,000)
Repurchase of shares	(454,020)	(372,014)	(367,061)
Proceeds from employee stock option exercises	78,206	128,125	213,430
Payments of dividends	(100,790)	(90,939)	(84,008)
Excess tax benefit from equity-based compensation	5,949	3,925	366
Other	(9)	(725)	(1,111)
Net cash used in financing activities	(460,664)	(321,628)	(238,384)
Net (decrease) increase in cash and cash equivalents	(67,696)	89,077	135,034
Cash and cash equivalents at beginning of year	1,103,269	1,014,192	879,158
Cash and cash equivalents at end of year	1,035,573	1,103,269	1,014,192
Cash paid for:
Income taxes, net of refunds	51,141	59,216	38,441
Interest	$ 548	$ 628	$ 468